Guaranteed Notes Issued (Detail) (USD $) In Millions, unless otherwise specified				6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010 Collateralized Dollar One Billion Notes Issue	Dec. 31, 2011 Collateralized Dollar One Billion Notes Issue
Debt Instrument [Line Items]
Balance at beginning	$ 1,907.7	$ 1,398.3	$ 1,121.1		$ 986.6	[1]
Notes Issued, net of transaction costs				986.4
Unwinding of transaction costs				0.2	1.1
Balance at close	$ 1,907.7	$ 1,398.3	$ 1,121.1	$ 986.6 [1]	$ 987.7	[1]

[1]	$1 Billion Notes Issue On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, GFIMSA, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment amoung themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. The transaction costs of U.S.$13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense. Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 986.6 - - Notes Issued, net of transaction costs - 986.4 - Unwinding of transaction costs 1.1 0.2 - Closing balance 987.7 986.6 -